Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Related party disclosures
Schedule of compensation for key management personnel

	2017	2016
Short-term benefits(1)	$4.5	$4.5
Share-based payments(2)	6.4	5.1
	$10.9	$9.6

[1]	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.

Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.